Non-controlling Interests - Balance Sheets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Current assets	$ 60,216,254	$ 68,267,506
Non-current assets	168,201,771	183,390,390
Total assets	228,418,025	251,657,896
Liabilities:
Current liabilities	28,105,037	27,303,096
Non-current liabilities	97,784,127	112,659,175
Total liabilities	125,889,164	139,962,271
Empresas Cablevision
Assets:
Current assets	10,456,163	8,351,193
Non-current assets	18,187,625	19,935,495
Total assets	28,643,788	28,286,688
Liabilities:
Current liabilities	6,134,255	7,050,863
Non-current liabilities	2,798,253	1,727,061
Total liabilities	8,932,508	8,777,924
Net assets	$ 19,711,280	$ 19,508,764
Non-controlling interest	48.50%	48.50%